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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stonerise Capital Management, LLC
Address: 44 Montgomery Street, Suite 2000
         San Francisco, CA 94104

Form 13F File Number: 28-14117

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John C. Walker
Title: Managing Member
Phone: (415) 772-1907

Signature, Place, and Date of Signing:


         [/s/] John C. Walker           San Francisco, California   May 16, 2011
-------------------------------------   -------------------------   ------------
             [Signature]                      [City, State]            [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [None]


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

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           11
Form 13F Information Table Value Total:      $145992
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[None]


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                           FORM 13F INFORMATION TABLE

          COLUMN 1          COLUMN 2  COLUMN 3 COLUMN 4     COLUMN 5      COLUMN 6  COLUMN 7       COLUMN 8
----------------------------------------------------------------------------------------------------------------
                                                                                               VOTING AUTHORITY
                            TITLE OF             VALUE  SHRS OR SH/ PUT/ INVESTMENT   OTHER  -------------------
       NAME OF ISSUER        CLASS     CUSIP   (X$1000) PRN AMT PRN CALL DISCRETION  MANAGER   SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp.    Com   018581108    21473  250000 SH       Sole                 250000
Immucor Inc.                   Com   452526106    16526  835502 SH       Sole                 835502
Bridgepoint Education Inc.     Com   10807M105     4381  256200 SH       Sole                 256200
Cadence Design System Inc.     Com   127387108    19149 1964000 SH       Sole                1964000
Capella Education Co.          Com   139594105     5601  112500 SH       Sole                 112500
Cash Store Finl Svcs Inc.      Com   14756F103    16883 1171323 SH       Sole                1171323
Coinstar Inc.                  Com   19259P300    20664  450000 SH       Sole                 450000
Electronics for Imaging        Com   286082102    10129  688600 SH       Sole                 688600
Equinix Inc.                   Com   29444U502    15032  165000 SH       Sole                 165000
Sykes Enterprises, Inc.        Com   871237103     8402  425000 SH       Sole                 425000
Teletech Holdings Inc.         Com   879939106     7752  400000 SH       Sole                 400000


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